POST-EMPLOYMENT BENEFIT - Fair value of plan assets (Details) - Plan assets - Social security defined benefit plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Pension Benefits
Fair value of assets at the beginning of the year	R$ 23,780,227	R$ 27,983,826
Effects of Deconsolidation - Eletronuclear	0	(3,664,089)
Benefits paid during the year	(2,635,428)	(2,537,463)
Participant contributions paid during the year	0	(8,061)
Employer's contributions paid during the year	476,899	287,381
Gain/loss on plan assets (excluding interest income)	2,012,962	(526,396)
Expected return on assets for the year	(2,355,299)	(2,245,029)
Fair value of assets at the end of the year	25,989,959	23,780,227
Effective return on assets for the year	R$ 4,368,261	R$ 1,718,633